Short term loans (Tables)	12 Months Ended
Dec. 31, 2018
Short term loans
Components of the outstanding short term loans

	As of December 31,
	2017	2018
	RMB	RMB
RMB denominated	580,600	1,000,000
U.S. dollar denominated	326,710	343,160
Total	907,310	1,343,160